Note 6 - Operating Segment Reporting	12 Months Ended
Dec. 31, 2018
Operating Segments Reporting
Disclosure Of Entitys Reportable Segments Explanatory

6. Operating segment reporting

Operating segment reporting represents a basic tool in the oversight and management of the BBVA Group’s various activities. The BBVA Group compiles reporting information on disaggregated business activities. These business activities are then aggregated in accordance with the organizational structure determined by the BBVA Group and, ultimately, into the reportable operating segments themselves.

As of June 30, 2019, the reporting structure of the BBVA Group’s business areas differs from the one presented at the end of the year 2018, as a result of the integration of the Non-Core Real Estate business area into Banking Activity in Spain, and the subsequent change of the segment name to Spain. Additionally, balance sheet intra-group adjustments between the Corporate Center and the operating segments have been reallocated to the corresponding operating segments as of and for the years ended December 31, 2018, 2017 and 2016. In addition, certain expenses related to global projects and activities between the Corporate Center and the operating segments have been reallocated as of and for the years ended December 31, 2018, 2017 and 2016. In order to make the information comparable, as required by IFRS 8 “Information by business segments”, we have recast our segment financial information as of and for the years ended December 31, 2018, 2017 and 2016. The BBVA Group’s business areas are summarized below:

  Spain

Includes mainly the banking and insurance business that the Group carries out in Spain.

  The United States

Includes the Group’s business activity in the country through the BBVA Compass Group and the BBVA New York branch.

  Mexico

Includes the Group´s banking and insurance businesses in this country as well as the activity of the BBVA Bancomer branch in Houston.

  Turkey

Reports the activity of the Garanti group that is mainly carried out in this country and, to a lesser extent, in Romania and the Netherlands.

  South America

Includes the Group´s banking and insurance businesses in the region.

  Rest of Eurasia

Includes the banking business activity carried out by the Group in Asia and Europe, excluding Spain.

Lastly, the Corporate Center contains the Group’s holding function, including: the costs of the head offices with a corporate function; management of structural exchange rate positions; certain equity instruments issuances to ensure an adequate management of the Group's global solvency. It also includes portfolios whose management is not linked to customer relationships, such as industrial holdings; certain tax assets and liabilities; funds due to commitments to employees; goodwill and other intangible assets. As of December 31, 2018, it contains the 20% stake of BBVA in Divarian´s share capital (see Note 3).

The breakdown of the BBVA Group’s total assets by operating segments as of December 31, 2018, 2017 and 2016, is as follows:

Total Assets by Operating Segments (Millions of euros)
	2018	2017	2016
Spain	354.901	350.520	368.398
United States	82.057	75.775	84.726
Mexico	97.432	90.214	94.229
Turkey	66.250	78.789	84.990
South America	54.373	75.320	77.989
Rest of Eurasia	18.834	17.265	19.586
Subtotal Assets by Operating Segments	673.848	687.884	729.918
Corporate Center and other adjustments	2.841	2.175	1.938
Total Assets BBVA Group	676.689	690.059	731.856

The attributable profit and main earning figures in the consolidated income statements for the years ended December 31, 2018, 2017 and 2016 by operating segments are as follows:

Main Margins and Profits by Operating Segments (Millions of euros)
		Operating Segments
		BBVA Group	Spain	United States	Mexico	Turkey	South America	Rest of Eurasia	Corporate Center
2018	Notes
Net interest income		17.591	3.698	2.276	5.568	3.135	3.009	175	(269)
Gross income		23.747	5.968	2.989	7.193	3.901	3.701	414	(420)
Operating profit /(loss) before tax		7.580	1.840	920	3.269	1.444	1.288	148	(1.329)
Profit	55.2	5.324	1.400	736	2.367	567	578	96	(419)
2017
Net interest income		17.758	3.810	2.119	5.476	3.331	3.200	180	(357)
Gross income		25.270	6.162	2.876	7.122	4.115	4.451	468	74
Operating profit /(loss) before tax		6.931	1.189	749	2.960	2.143	1.671	181	(1.962)
Profit	55.2	3.519	877	486	2.170	823	847	128	(1.812)
2016
Net interest income		17.059	3.937	1.923	5.155	3.404	2.930	166	(456)
Gross income		24.653	6.410	2.673	6.799	4.257	4.054	491	(31)
Operating profit /(loss) before tax		6.392	519	589	2.678	1.902	1.533	207	(1.035)
Profit	55.2	3.475	305	442	1.980	596	757	154	(760)